INTANGIBLE ASSETS – DIGITAL CURRENCY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets		$ 271,800
Digital currency expenses		41,420	$ 133,660
Commissions received		1,063	8,400
Impairment of intangible assets			34,570
Gain on sale of digital assets		$ 29,551	47,875
Intangible assets, net			2,695
Digital Currency [Member]
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets	$ 406,046		$ 114,650